Consolidated Statements Of Operations (USD $) In Millions	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2011		Sep. 30, 2010		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revenues:
Merchant related services	$ 925.9	[1]	$ 916.6	[1]	$ 2,698.4	[1]	$ 2,592.8	[1]	$ 3,521.3	[2]	$ 3,047.0	[2]	$ 2,786.9	[2]
Check services	83.9		96.9		252.4		285.2		378.8		364.1		386.4
Card services	441.9	[1]	432.0	[1]	1,310.7	[1]	1,296.3	[1]	1,735.8		1,841.6		2,035.7
Other services	132.6		123.7		399.2		400.4		545.6		536.2		576.3
Product sales and other	227.7	[1]	205.3	[1]	642.0	[1]	607.6	[1]	809.3	[2]	796.7	[2]	925.3	[2]
Reimbursable debit network fees, postage and other	919.8		858.6		2,723.1		2,467.6		3,389.6		2,728.2		2,100.7
Revenues	2,731.8		2,633.1		8,025.8		7,649.9		10,380.4		9,313.8		8,811.3
Expenses:
Cost of services (exclusive of items shown below)	745.7		743.0		2,181.7		2,251.3		3,023.3		2,945.1		2,870.6
Cost of products sold	92.4		98.7		275.7		273.7		375.2		305.5		316.8
Selling, general and administrative	407.7		405.1		1,258.0		1,179.7		1,579.7		1,438.2		1,374.8
Reimbursable debit network fees, postage and other	919.8		858.6		2,723.1		2,467.6		3,389.6		2,728.2		2,100.7
Depreciation and amortization	263.7		354.7		935.3		1,053.4		1,414.4		1,452.3		1,369.7
Other operating expenses:
Restructuring, net	11.8		32.3		42.8		68.7		72.0		92.8		12.0
Impairments									11.5		185.1		3,243.6
Litigation and regulatory settlements	(2.5)				(2.5)		(2.0)		(2.0)		11.8
Expenses	2,438.6		2,492.4		7,414.1		7,292.4		9,863.7		9,159.0		11,288.2
Operating profit (loss)	293.2		140.7		611.7		357.5		516.7		154.8		(2,476.9)
Interest income	1.6		2.1		5.4		5.5		7.8		11.7		26.0
Interest expense	(466.7)		(455.8)		(1,371.3)		(1,355.6)		(1,796.6)		(1,796.4)		(1,964.9)
Other income (expense)	95.4		(52.3)		67.7		(19.3)		(15.9)		(61.3)		(14.4)
Non-operating income (expense)	(369.7)		(506.0)		(1,298.2)		(1,369.4)		(1,804.7)		(1,846.0)		(1,953.3)
Loss before income taxes and equity earnings in affiliates	(76.5)		(365.3)		(686.5)		(1,011.9)		(1,288.0)		(1,691.2)		(4,430.2)
Income tax (benefit) expense	(18.9)		52.3		(255.0)		(208.2)		(323.8)		(578.8)		(699.2)
Equity earnings in affiliates	47.8		31.2		109.0		86.7		117.3		97.8		123.0
Net loss	(9.8)		(386.4)		(322.5)		(717.0)		(846.9)		(1,014.6)		(3,608.0)
Less: Net income attributable to noncontrolling interests	44.1		44.9		124.3		125.6		174.9		71.8		156.3
Net loss attributable to First Data Corporation	$ (53.9)		$ (431.3)		$ (446.8)		$ (842.6)		$ (1,021.8)		$ (1,086.4)		$ (3,764.3)

[1]	Includes processing fees, administrative service fees and other fees charged to merchant alliances accounted for under the equity method of $37.1 million and $109.3 million for the three and nine months ended September 30, 2011, respectively, and $34.6 million and $99.3 million for the comparable periods in 2010.
[2]	Includes processing fees, administrative service fees and other fees charged to merchant alliances accounted for under the equity method of $134.6 million, $107.7 million and $220.8 million for the years ended December 31, 2010, 2009 and 2008, respectively.